UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

    Investment Company Act file number           811-21190

                             SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                         New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                             New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2015 (Unaudited)

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds - **
Directional Equity
Omega Capital Investors, L.P. - b	$22,080,820	$20,372,842	0.29%
Passport Global Strategies III, Ltd. - d	455,346	17,393	0.00*
Passport II, L.P. - b	194,911,758	194,313,602	2.76

Total Directional Equity	217,447,924	214,703,837	3.05

Directional Macro
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 11 - d	3,082	1,123	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 12 - d	160,957	49,857	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 4 - d	100,526	82,422	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 5 - d	19,843	24,200	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 7 - d	4,029	12,639	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket Reserve - d	5,723	5,821	0.00*
Hayman Capital Offshore Partners LP - b	136,000,000	130,417,572	1.85
Hayman Capital Partners LP - b	120,000,000	115,059,638	1.64
Rubicon Global Fund - a	25,000,000	24,901,646	0.36

Total Directional Macro	281,294,160	270,554,918	3.85

Event Driven
400 Capital Credit Opportunities Fund LP - b,e	80,000,040	80,139,557	1.14
Alden Global CRE Opportunities Fund (Cayman), L.P. - b,e	21,000,000	21,083,771	0.30
Alden Global CRE Opportunities Fund, LP - b,e	21,000,000	21,085,655	0.30
Alden Global Hellenic Opportunities Fund (Cayman), L.P. - a,f	38,500,000	41,634,483	0.59
Alden Global Hellenic Opportunities Fund, LP - a,f	1,000,000	1,062,175	0.02
Amber Global Opportunities Fund LTD - Class L(R) - b,e	39,000,000	44,371,885	0.63
Axonic Credit Opportunities Fund L.P. - b	147,000,000	184,932,472	2.63
Axonic Credit Opportunities Overseas Fund, Ltd. - b	178,021,252	193,855,228	2.75
Brevan Howard Argentina Fund Limited - a	37,000,000	36,568,049	0.52
Carrington Holding Company LLC 144A PIK Global Note - d,g	10,625,967	2,069,488	0.03
CPIM Structured Credit Fund 1000 Inc. - d	7,956	12,362	0.00*
CPIM Structured Credit Fund 1500 Inc. - d	31,557	11,492	0.00*
GoldenTree Offshore Fund, Ltd. - Class C - b	54,054,500	55,842,943	0.79
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	945,500	2,813,653	0.04
Harbinger Class L Holdings (Cayman), Ltd. - d	26,140	76,420	0.00*
Harbinger Class LS Holdings I (Cayman), Ltd. - d	2,521,662	175,468	0.00*
Harbinger Class PE Holdings (Cayman), Ltd. - d	2,288,512	1,035,296	0.01
Jana Nirvana Fund L.P. - b	47,160,685	51,064,187	0.73
LLSD L.P. - c	10,559,291	11,175,889	0.16
LLSOF L.P. - c	2,413,574	2,554,491	0.04
Marathon European Credit Opportunity Fund II LP - c	68,376,198	72,958,249	1.04
Marathon European Credit Opportunity Fund, LP - c	24,492,906	29,232,617	0.42
Marathon Hellenic Fund L.P. - a,e	23,000,000	21,574,645	0.31
Marathon Securitized Credit Fund, Ltd. - b,e	216,877,117	248,747,479	3.53
Marathon Special Opportunity Fund Ltd. - Class SP 10 - d	571,214	370,115	0.01
Marathon Structured Finance Fund Ltd. - Class D Series 1 - d	125,330	318,105	0.00*

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds - ** (continued)
Event Driven (continued)
Metacapital Mortgage Value Fund, L.P. - b	$9,375,000	$12,463,145	0.18%
Metacapital Mortgage Value Fund, Ltd. - b	15,000,000	15,430,273	0.22
Paulson Enhanced Ltd. - b	384,000,001	364,851,388	5.18
Polygon European Equity Opportunity Fund Class A - b,e	50,061,600	49,363,832	0.70
Polygon European Equity Opportunity Fund Class B - b,e	47,938,400	47,464,785	0.67
Premium Point Erisa Offshore Mortgage Credit Fund, Ltd. - b,f	43,000,000	43,716,873	0.62
Premium Point Mortgage Credit Fund, L.P. - b	47,500,000	61,989,465	0.88
Premium Point Offshore Mortgage Credit Fund, Ltd. - b	57,034,537	68,337,392	0.97
Seer Capital Partners Fund L.P. - b	124,120,981	142,478,927	2.02
SMS Ltd. - b,e	90,500,000	100,627,922	1.43
Sola 1 Class T2 - b,e	198,000,000	226,241,955	3.22
Sola LTD - b,e	273,000,000	284,501,450	4.04
Solus LLC - b,e	183,440,698	200,162,847	2.84
Solus Recovery Fund II LP - c	3,819,392	4,115,343	0.06
Solus Recovery Fund II Offshore LP - c	5,251,926	5,653,069	0.08
Stark Investments Structured Finance Onshore Fund - d	127,396	99,461	0.00*
Third Point Hellenic Recovery US Feeder Fund, L.P. - c	37,206,305	31,514,322	0.45
Third Point Ultra, Ltd. - b	389,042,216	381,196,961	5.42
Trian Partners LP - b	134,089,269	156,693,102	2.23
Trian Partners, Ltd. - b	111,000,000	115,357,597	1.64
Waterfall Eden Fund, L.P. - b,e	74,969,383	82,954,069	1.18
Waterfall Eden Fund, Ltd. - b,e	42,286,204	45,607,635	0.65
York European Opportunities Fund LP - b	159,741,198	157,584,490	2.24
York European Opportunities Unit Trust - b	100,000,000	96,126,341	1.37

Total Event Driven	3,607,103,907	3,819,298,818	54.28

Relative Value
Atlas Enhanced Fund, Ltd. - a	252,000,000	254,317,224	3.61
Discus Non-US Side Holdings Ltd. - Class S - d	237,388	233,734	0.00*
EJF Debt Opportunities Fund, L.P. - b	111,500,000	133,305,780	1.89
EJF Debt Opportunities Offshore Fund, Ltd. - b	79,614,357	78,538,061	1.12
Linden International Ltd. - b,e	26,500,000	26,391,168	0.38
Linden Investors LP - b,e	47,000,000	48,389,365	0.69
MBS Agency Master Fund L.P. - b	167,000,000	181,998,022	2.59
Metacapital Mortgage Opportunities Fund, L.P. - b,e	33,040,227	61,560,115	0.87
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	21,750,000	27,520,216	0.39
Metacapital Mortgage Opportunities Fund, Ltd. Class B - b,e	133,879,364	238,510,655	3.39
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	27,000,000	42,439,107	0.60
Midway Market Neutral Institutional Fund LLC - a	55,090,234	54,480,678	0.77
Midway Market Neutral International Fund, Ltd. - a	46,627,007	68,222,907	0.97
Millennium International Limited - b,e	36,240,000	37,165,809	0.53
Sola 1 Class La Paloma - d	593,666	52,958	0.00*
SPM Core Offshore Fund, Ltd - b	48,473,283	54,041,089	0.77

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

			% of
			Shareholders’
	Cost	Fair Value	Capital
Investments in Investment Funds - ** (continued)
Relative Value (continued)
Structured Servicing Holdings Offshore Ltd - a	$86,280,727	$200,443,567	2.85%
Structured Servicing Holdings, L.P. - a	26,900,493	114,638,010	1.63
WAF Fund, LP - a	12,650,000	15,939,826	0.23
WAF Offshore Fund, Ltd. - a	22,150,000	26,246,039	0.37

Total Relative Value	1,234,526,746	1,664,434,330	23.65

Total Investments in Investment Funds	$5,340,372,737†	$5,968,991,903	84.83

Other Assets, less Liabilities		1,067,817,008	15.17

Shareholders’ Capital		$7,036,808,911	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $157,203,980 (2.63% of total Investments in Investment Funds) of term vehicles at December 31, 2015.
d	Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $7,462,007 (0.13% of total Investments in Investment Funds) of illiquid investments at December 31, 2015.
e	Subject to gated redemptions.
f	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
g	Illiquid, directly held senior unsecured notes.
*	Amounts are less than 0.005%.
**

  FASB Accounting Standards Codification 946-210-50-9 requires that the Company provide supplemental information to the Schedule of Investments if the Company’s indirect proportional share of any investment owned by the Investment Funds, individually and collectively, exceeds 5% of the Company’s net assets. Performing this analysis requires obtaining detailed holding information from all significant Investment Funds. However, 62% of the Company’s Investment Funds are non-US corporations which do not provide management with details of their holdings. Accordingly, management’s ability to comply with this requirement is necessarily limited to a review of detailed holding information from domestic partnerships. The Company is able to monitor its diversification requirements under the Internal Revenue Code to ensure ongoing compliance.

†	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2015, as computed for federal tax purposes, were as follows:

Aggregate cost	$6,129,253,521

Gross unrealized appreciation	$-
Gross unrealized depreciation	(160,261,617)

Net unrealized depreciation	$(160,261,617)

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments

December 31, 2015 (Unaudited)

1.	Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of December 31, 2015. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. Generally, the Investment Funds within this strategy have quarterly liquidity, and are subject to a 45 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, and are subject to a 30 to 45 day notice period. The trading models may be focused on technical or fundamental factors or combination of factors. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have monthly to annually liquidity, subject to a 30 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Investment Funds representing 2 percent in this strategy have hard lock provisions to be lifted after 12 months. Approximately 4 percent in this strategy are term vehicles with multi-year hard locks subject to periodic distributions. These investments totaling 6 percent are classified as Level 3 investments. Approximately 39 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. The remaining approximately 54 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 45 to 90 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

December 31, 2015 (Unaudited)

pocket investments with suspended redemptions. Approximately 29 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. The remaining approximately 71 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of December 31, 2015, in valuing the Company’s assets carried at fair value:

Description	Total Fair Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Investment Funds
Directional Equity	$214,703,837	$—	$214,686,444	$17,393
Directional Macro	270,554,918	—	270,378,856	176,062
Event Driven	3,819,298,818	—	2,094,771,960	1,724,526,858
Relative Value	1,664,434,330	—	1,182,171,203	482,263,127
Total Investments in Investment Funds	$5,968,991,903	$—	$3,762,008,463	$2,206,983,440

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Notes to Schedule of Investments (continued)

December 31, 2015 (Unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

		Directional
	Directional Equity	Macro	Event Driven	Relative Value	Total
Balance as of March 31, 2015	$57,192	$210,261	$1,729,123,127	$724,099,027	$2,453,489,607
Net realized gain/(loss)	(853,311)	1,795	28,091,512	39,998,824	67,238,820
Net change in unrealized appreciation/depreciation	887,293	(30,960)	(33,844,476)	(54,834,582)	(87,822,725)
Purchases	–	–	282,363,719	54,740,000	337,103,719
Sales	(73,781)	(5,034)	(281,207,024)	(99,742,120)	(381,027,959)
Transfers out of Level 3	–	–	–	(181,998,022)	(181,998,022)
Balance as of December 31, 2015	$17,393	$176,062	$1,724,526,858	$482,263,127	$2,206,983,440

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfers out of Level 3 in the above reconciliation table are due to the change in the Investment Funds’ lock-up periods and/or changes to the classification assigned to investments in Investment Funds subject to investor level gates. There were no transfers between Level 1 and Level 2 at December 31, 2015.

Net change in unrealized depreciation on Level 3 assets still held as of December 31, 2015 is $(57,460,958).

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	2/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	2/23/16

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/23/16

* Print the name and title of each signing officer under his or her signature.